SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Derivative liability	$ 25,909
Platinum Point Capital, LLC [Member]
Derivative liability	16,391
Diagonal Lending Capital LLC [Member]
Derivative liability	$ 9,518